                                                                                               July 26, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

  Re:   Asset Allocation Trust (the “Trust”)
          Amendment No. 17 to Registration Statement Filed on Form N-1A
                      File No. 811-21806

Ladies and Gentlemen:

     On behalf of the Asset Allocation Trust, a Delaware statutory trust (the  "Registrant"), I submit for filing with this letter pursuant to the  Investment Company Act of 1940, as amended, Amendment No. 17 to the Registration Statement Filed on Form N-1A.

     This Registration Statement is being filed for the purpose of making nonmaterial changes to disclosure in the Trust’s Private Placement Memorandum and the Statement of Additional Information.

         If you have any questions or would like further information, please call me at (617) 210-3682.

                                                                                    Sincerely yours,

                                                                                    /s/ Maureen E. Towle
                                                                                    Maureen E. Towle